SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX	BEIJING BOSTON BRUSSELS CENTURY CITY CHICAGO DALLAS GENEVA	HONG KONG HOUSTON LONDON LOS ANGELES MUNICH NEW YORK PALO ALTO	SAN FRANCISCO SHANGHAI SINGAPORE SYDNEY TOKYO WASHINGTON, D.C.

FOUNDED 1866

December 21, 2016

VIA ELECTRONIC FILING

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	TempCash (the “Fund”), a series of BlackRock Liquidity Funds, Post-Effective Amendment No. 110 to Registration Statement on Form N-1A (File Nos. 2-47015 and 811-2354)

Ladies and Gentlemen:

On behalf of BlackRock Liquidity Funds (the “Trust”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is Post-Effective Amendment No. 110 to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). The Registration Statement is being filed to reflect changes to the investment policy of the Fund in order to allow the Fund to invest in securities maturing in 397 days or less (with certain exceptions), to maintain a portfolio weighted average maturity of 60 days or less and to maintain a portfolio weighted average life of 120 days or less. Currently, the Fund operates under an investment policy such that it only invests in securities that, under normal circumstances, will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable or payable, within 5 business days or less. These changes will become effective for the Fund on February 28, 2017.

In addition, the Registration Statement is being amended to consolidate certain prospectuses for various series of the Trust into single prospectuses. In addition to the Fund, the consolidated prospectuses also cover the nine other series of the Trust, i.e., TempFund, Federal Trust Fund, FedFund, T-Fund, Treasury Trust Fund, California Money Fund, MuniCash, MuniFund and New York Money Fund, for which nine series non-material changes in disclosure and presentation are being made in the Registration Statement.

We would be pleased to provide you with any additional information you may require or with copies of the materials referred to above. We would appreciate any comments the Commission staff may have as soon as possible.

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

Please direct any communications relating to this filing to Douglas E. McCormack at (212) 839-5511.

Very truly yours,

/s/ Douglas E. McCormack

Douglas E. McCormack

Enclosures

cc:	John A. MacKinnon

Benjamin Archibald

Tricia Meyer